Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Statements of Expenses [Abstract]
Revenue	$ 2,072,752	$ 236,011
Revenue - related party	109,611
Total revenue	2,182,363	236,011
Cost and operating expenses
Cost of revenue	1,415,951	140,838
Research and development	86,926	322,938
Selling, general and administrative	1,846,298	662,437
Total operation expenses	3,349,175	1,126,213
Operating loss	(1,166,812)	(890,202)
Other income (expenses)
Interest expense	(58,066)	(24,037)
Interest income	147	3,682
Net loss	$ (1,224,731)	$ (910,557)
Basic and diluted loss per share	$ (0.01)	$ (0.01)
Basic and diluted weighted average number of common shares outstanding	83,144,908	83,000,000